Revenue From Contracts With Customers (Tables)	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue

The following table presents the Company’s revenues disaggregated into categories based on the nature of such revenues (in thousands):

	Three Months Ended September 30		Nine months ended September 30
	2020	2019	2020	2019
Subscriptions	$53,433	$-	$92,945	$-
Advertisements	7,520	-	11,843	-
Software licenses, net – Nexway eCommerce Solutions	-	5,834	7,295	5,834
Other	249	-	586	-
Total revenue	$61,202	$5,834	$112,669	$5,834